Three Bryant Park
1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

ALLISON M. FUMAI allison.fumai@dechert.com
+1 212 698 3526 Direct
+1 212 698 3599 Fax

June 15, 2021

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: VanEck Vectors ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 2,721
Investment Company Act File No. 811-10325
Amendment No. 2,725

Ladies and Gentlemen:
On behalf of VanEck Vectors ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 2,721 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and Amendment No. 2,725 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to amend the Registration Statement for VanEck Vectors BDC Income ETF, VanEck Vectors Emerging Markets Aggregate Bond ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors Green Bond ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Investment Grade Floating Rate ETF, VanEck Vectors Mortgage REIT Income ETF, filed on August 25, 2020 (0001137360-20-000317) and VanEck Vectors Preferred Securities ex Financials ETF, filed on June 1, 2021 (0001137360-21-000402) (together the “Funds”), reflecting changes relating to the Funds’ fee structure and revising the applicable disclosure with respect to the Funds to reflect these changes. This filing should have no effect on the other existing series of the Trust. No fees are required in connection with this filing.
Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Allison M. Fumai at (212) 698-3526 or Vince Nguyen at (212) 698-3566.

Very truly yours,

/s/ Allison M. Fumai
Allison M. Fumai